Income Tax Expense - Schedule of Reconciliation of Statutory Income Tax Rate to the Effective Income Tax Rate (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Statutory Income Tax Rate to the Effective Income Tax Rate [Abstract]
PRC statutory income tax rate Percent	25.00%	25.00%	25.00%
PRC statutory income tax rate (in Yuan Renminbi)	¥ (146,024,444)
Foreign Tax Effects Percent	(0.35%)
Foreign Tax Effects (in Yuan Renminbi)	¥ 2,020,045
Hong Kong State Tax Rate Percent	(0.35%)
Hong Kong:State Tax Rate (in Yuan Renminbi)	¥ 2,020,045
Statutory tax rate difference between Hong Kong and PRC Percent	(0.03%)
Statutory tax rate difference between Hong Kong and PRC (in Yuan Renminbi)	¥ 154,196
Non-Taxable Income Percent	(0.32%)
Non-Taxable Income (in Yuan Renminbi)	¥ 1,865,849
Tax holiday Percent	0.30%	(7.04%)	(3.48%)
Tax holiday (in Yuan Renminbi)	¥ (1,761,445)
Tax-free income Percent	(4.54%)	(9.82%)	(2.64%)
Tax-free income (in Yuan Renminbi)	¥ 26,520,703
Non-deductible share option expense Percent		7.71%	0.91%
Other non-deductible expenses Percent	(0.04%)	0.83%	0.42%
Other non-deductible expenses (in Yuan Renminbi)	¥ 252,691
Zero tax rate in foreign countries Percent		(2.21%)	0.84%
Differential and preferential tax rates Percent		(1.09%)	(0.11%)
Changes in valuation allowance Percent	(1.08%)	8.71%	0.67%
Changes in valuation allowance (in Yuan Renminbi)	¥ 6,287,395
Research and development super-deduction Percent	0.22%	(0.58%)	(1.01%)
Research and development super-deduction (in Yuan Renminbi)	¥ (1,269,304)
Changes in unrecognized tax benefits Percent		0.34%	(0.82%)
Others Percent	(0.05%)	(0.11%)	0.17%
Others (in Yuan Renminbi)	¥ 270,625
Effective income tax rate Percent	19.47%	21.74%	19.95%
Effective income tax rate (in Yuan Renminbi)	¥ (113,703,733)	¥ 10,504,073	¥ 41,017,018